Treasury Shares	12 Months Ended
Dec. 31, 2022
Disclosure of Treasury Shares Text Block [Abstract]
TREASURY SHARES

20. TREASURY SHARES

The company acquired 1,683,544 of its own shares through purchases on the NASDAQ stock exchange during the year ended December 31, 2022. The amount paid to acquire the shares totaled $1,320k, and the shares are held as “treasury shares”. The Company has the right to reissue these shares at a later date. All shares issued by the Company are fully paid.